UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jensen Investment Management, Inc.
Address:    430 Pioneer Tower
            888 SW Fifth Avenue
            Portland, OR  97204-2018

13F File Number: 28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gary W. Hibler
Title:      Managing Director
Phone:      (503) 274-2044

Signature, Place, and Date of Signing:


             GARY W. HIBLER                        July 29, 1999
     --------------------------------     --------------------------------
             Gary W. Hibler                       Portland, Oregon

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION  REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          163

Form 13F Information Table Value Total:          $128,447,689

List of Other Included Managers:                 None

                                      FORM 13F INFORMATION TABLE

ITEM 1                                     ITEM 2          ITEM 3           ITEM 4         ITEM 5

                                            Title                             Fair         Number
                                               of                           Market             of
Name of Issuer                              Class         Cusip #            Value         Shares
--------------                             ------        --------        ---------        -------
Abbott Labs                                Common        00282410        3,863,573         85,157
Abercrombie & Fitch Co                     Common        00289620           31,200            650
Adobe Systems                              Common        00724F10        2,768,265         33,710
Agritope, Inc.                             Common        00855D10               67             20
Albertsons                                 Common        01310410        1,155,872         22,418
Allstate Corp                              Common        02000210           43,187          1,204
Alltel Corp                                Common        02003910          292,435          4,090
Amer Home Products                         Common        02660910        2,448,896         42,686
AmeriTech                                  Common        03095410          118,335          1,610
America Online                             Common        02364J10          103,400            940
American Electric Power                    Common        02553710           18,780            500
American Intl Group                        Common        02687410          118,657          1,012
American Power Conversion                  Common        02906610          265,795         13,250
Ametek                                     Common        03110010           10,350            450
Anheuser Busch                             Common        03522910           21,282            300
Apple Computer                             Common        03783310            6,947            150
Applied Materials                          Common        03822210          228,997          3,100
Applied Science & Technology Inc           Common        03823610            7,917            350
Archer Daniels Midland                     Common        03948310          123,520          8,000
Auto Data Processing                       Common        05301510        4,598,440        104,510
Avon Products                              Common        05430310          162,726          2,932
BMC Software                               Common        05592110          223,851          4,150
Bandag                                     Common        05981510              416             12
Bandag "A"                                 Common        05981530              337             12
Bank One Corp                              Common        06423A10           15,247            256
Bank of America                            Common        06605F10          138,849          1,894
Bell Atlantic Corp.                        Common        07785310           39,614            606
Bell South Corp                            Common        07986010           47,227          1,024
Berkshire Hathaway Class A                 Common        08467010           68,900              1
Berkshire Hathaway Class B                 Common        08467020           22,400             10
Best Foods                                 Common        08658U10          148,500          3,000
Biomet Inc                                 Common        09061310            8,915            225
Boeing                                     Common        09702310          114,048          2,592
Breakwater Res Ltd  British Columbia       Common        10690230               80             50
Bristol Myers Squibb                       Common        11012210          777,094         11,032
Brown Forman                               Common        11563720           58,671            900
Burlington Northern Santa Fe               Common        12189T10              930             30
Cable & Wireless HKT Ltd ADR               Common        12682810           32,328          1,200
Cascade Corp.                              Common        14719510           54,320          3,880
Chase Manhattan Bank                       Common        16161A10           30,275            350
Check Point Software                       Common        M2246510            9,373            175
Chevron                                    Common        16675110           95,060          1,000
ChoicePoint Inc                            Common        17038810           36,849            549
Cisco Systems                              Common        17275R10          412,029          6,394

ITEM 1                                     ITEM 2          ITEM 3           ITEM 4         ITEM 5

                                            Title                             Fair         Number
                                               of                           Market             of
Name of Issuer                              Class         Cusip #            Value         Shares
--------------                             ------        --------        ---------        -------
Clorox                                     Common        18905410        6,099,385         57,105
Coca-Cola                                  Common        19121610        5,948,280         95,940
Colgate Palmolive                          Common        19416210           49,250            500
Compaq Computer                            Common        20449310           35,535          1,500
Conagra Inc.                               Common        20588710            8,465            318
Consolidated Edison                        Common        20911510          571,417         12,628
Corn Products Intl                         Common        21902310           11,415            375
Costco Companies                           Common        22160Q10           36,000            450
Dell Computer                              Common        24702510           62,798          1,700
Dionex Corp                                Common        25454610        5,423,912        134,555
Duff & Phelps                              Common        26432410           80,383          7,569
E.I. Du Pont                               Common        26353410           68,310          1,000
EIP Microwave Inc                          Common        26853020              228          3,800
Edison Intl                                Common        28102010           42,800          1,600
Electronic Data Systems                    Common        28566110           16,986            300
Eli Lilly                                  Common        53245710          542,880          7,580
Emerson Electric                           Common        29101110           12,588            200
Epitope Inc                                Common        29426110              575            100
Equifax                                    Common        29442910        9,015,544        252,607
Exxon                                      Common        30229010          143,906          1,866
FDX Corp                                   Common        31304u10           60,760          1,120
Fastenal Co.                               Common        31190010            5,231            100
Federal Natl Mortgage                      Common        31358610          170,625          2,500
First Security Corp                        Common        33629410           41,274          1,518
GST Telecom                                Common        36194210           26,240          2,000
GTE Corp                                   Common        36232010          149,943          1,986
Gannett                                    Common        36473010        4,948,796         69,340
Gap Inc                                    Common        36476010           13,197            262
General Electric                           Common        36960410        8,578,847         75,919
Genuine Parts                              Common        37246010          140,840          4,024
Gillette                                   Common        37576610          361,620          8,820
Glaxo PLC                                  Common        37732730          972,675         17,179
H&R Block                                  Common        09367110           24,400            488
Heinz                                      Common        42307410          465,715          9,292
Hewlett-Packard                            Common        42823610          189,945          1,890
Hubbell Inc Class A                        Common        44351010            7,974            200
Hubbell Inc Class B                        Common        44351020           59,616          1,314
Int'l Business Machines                    Common        45920010        1,851,119         14,322
Intel                                      Common        45814010        8,768,470        147,518
Interface Inc. Cl A                        Common        45866510            2,586            300
Interpublic Group                          Common        46069010          112,606          1,300
Johnson & Johnson                          Common        47816010        1,169,140         11,930
Kellogg                                    Common        48783610          217,800          6,600
KeyCorp                                    Common        49326710           29,165            908
Kroger Co                                  Common        50104410           55,880          2,000
LandAmerica Financial                      Common        51493610          575,000         20,000
Lee Enterprises                            Common        52376810          129,930          4,260
Linear Technology Corp                     Common        53567810            3,363             50
Lucent Technologies                        Common        54946310          182,088          2,700
MCI Worldcom Inc                           Common        55268B10            8,600            100
Marsh & McLennan                           Common        57174810          184,305          2,435
Mattel                                     Common        57708110        3,216,809        123,155

ITEM 1                                     ITEM 2          ITEM 3           ITEM 4         ITEM 5

                                            Title                             Fair         Number
                                               of                           Market             of
Name of Issuer                              Class         Cusip #            Value         Shares
--------------                             ------        --------        ---------        -------
McDonald's                                 Common        58013510          972,406         23,648
McKesson HBOC Inc                          Common        58155q10            2,961             92
Medtronic, Inc.                            Common        58505510        6,846,720         87,925
Merck                                      Common        58933110        6,602,536         89,684
Microsoft                                  Common        59491810        3,501,162         38,850
Minnesota Mining & Manufacturing           Common        60405910          352,803          4,058
Mobil                                      Common        60705910          159,679          1,617
Monsanto                                   Common        61166210           85,450          2,160
Morgan Stanley Dean Witter Discover & Co   Common        61744644           51,926            506
Mylan                                      Common        62853010          246,636          9,307
NIKE                                       Common        65410610        3,643,141         57,490
Nabisco Group Holdings                     Common        62952P10           25,095          1,283
Nestle                                     Common        64106940           25,225            280
Nordson                                    Common        65566310        2,025,328         33,099
Nordstrom                                  Common        65566410           53,600          1,600
Omnicom Group                              Common        68191910        2,124,800         26,560
PG & E Corp                                Common        69331C10           37,176          1,146
PNC Bank Corp                              Common        69347510          288,100          5,000
PPG Industries                             Common        69350610          129,932          2,200
PacifiCorp                                 Common        69511410              919             50
Paychex Inc.                               Common        70432610          431,800         13,600
Pepsico                                    Common        71344810          667,480         17,252
Pfizer                                     Common        71708110          201,650          1,850
Philip Morris                              Common        71815410           96,215          2,394
Pixar                                      Common        72581110            8,624            200
Procter & Gamble                           Common        74271810          226,160          2,534
Protocol Systems                           Common        74371R10            2,550            300
Public Service Enterprise Group            Common        74457310           63,908          1,566
Putnam Premier Income Trust SBI            Common        74685310           38,750          5,000
Quaker Oats Co                             Common        74740210          199,110          3,000
Ralston Purina                             Common        75127730           15,981            525
Reuters Group PLC                          Common        76132M10          510,948          6,308
Reynolds RJ Tobacco Hldgs Inc              Common        76182K10           13,557            427
Roslyn Bancorp Inc com                     Common        77816210           20,353          1,184
Royal Dutch NY Reg                         Common        78025780          319,566          5,304
SAP ADR                                    Common        80305420           41,544          1,200
SBC Communications                         Common        78387G10          152,656          2,632
Sara Lee                                   Common        80311110        4,223,403        186,135
Schering-Plough                            Common        80660510          556,238         10,595
Schlumberger Ltd                           Common        80685710           25,476            400
Sears Roebuck                              Common        81238710            2,674             60
Silver State Bank                          Common        82899813           30,000          2,000
SmithKline Beecham PLC ADR                 Common        83237830           59,850            906
Solutia, Inc.                              Common        83437610            7,927            372
Southern Company                           Common        84258710           16,642            628
State Street Corp                          Common        85747710        3,846,772         45,060
Stryker Corp                               Common        86366710        1,784,362         29,680
Supergen Inc.                              Common        86805910          381,250         25,000
Transamerica Income Shares                 Common        89350610           77,984          3,200
Tricon Global Restaurants                  Common        89595310            1,515             28
U.S.Bancorp                                Common        90297310           24,427            732
US West                                    Common        91273H10           60,395          1,028

ITEM 1                                     ITEM 2          ITEM 3           ITEM 4         ITEM 5

                                            Title                             Fair         Number
                                               of                           Market             of
Name of Issuer                              Class         Cusip #            Value         Shares
--------------                             ------        --------        ---------        -------
UST                                        Common        90291110            8,793            300
Union Pacific Corp                         Common        90781810           26,240            450
United Technologies                        Common        91301710           28,800            400
WD-40 Company                              Common        92923610        2,708,225        108,329
WPS Resources                              Common        92931B10           11,070            369
Wal-Mart Stores                            Common        93114210          116,379          2,412
Walgreen                                   Common        93142210          620,294         21,120
Walt Disney Co                             Common        25468710            4,622            150
Warner Lambert                             Common        93448810        1,996,877         28,890
Washington Mutual Inc                      Common        93932210           26,670            750
Weyerhaeuser Co.                           Common        96216610          137,500          2,000
Willamette Industries                      Common        96913310           70,610          1,533
Wilmington Trust Corp                      Common        97180710        1,067,369         18,605
Wm. Wrigley Jr. Co                         Common        98252610          290,581          3,258
Xerox                                      Common        98412110          429,130          7,266
                                                                       -----------      ---------
Column Total                                                           128,447,689      2,437,091
                                                                       ===========      =========

ITEM 6
Jensen Investment Management has sole investment discretion

ITEM 7
Not applicable

ITEM 8
Jensen Investment Management has sole voting authority